Financial instruments - additional disclosures (Details 3) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 8,043	$ 13,347
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	767	1,485
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	5,715	5,257
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,561	6,605
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	7,907	13,248
Derivative financial instruments, commodity purchase contract	97	17
Derivative financial instruments, options on equity securities	39	82
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	687	1,485
Derivative financial instruments, commodity purchase contract	80
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	5,659	5,158
Derivative financial instruments, commodity purchase contract	17	17
Derivative financial instruments, options on equity securities	39	82
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 1,561	$ 6,605